Document and Entity Information	Aug. 29, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	In a Current Report on Form 8-K filed with the Securities and Exchange Commission on September 3, 2024, SemiLEDs Corporation (the “Company”) announced, among other things, on August 29, 2024, the Company amended its Amended and Restated Certificate of Incorporation, as amended, to increase the number of authorized share of common stock from 7,500,000 to 15,000,000, and to include an officer exculpation provision. This Current Report on Form 8-K/A is being filed to revise the aforementioned effective date to October 11, 2024.
Document Period End Date	Aug. 29, 2024
Entity Registrant Name	SEMILEDS CORPORATION
Entity Incorporation, State or Country Code	DE
Current Fiscal Year End Date	--08-31
Entity File Number	001-34992
Entity Tax Identification Number	20-2735523
Entity Address, Address Line One	3F, No.11 Ke Jung Rd., Chu-Nan Site
Entity Address, Address Line Two	Hsinchu Science Park, Chu-Nan 350
Entity Address, City or Town	Miao-Li County
Entity Address, Country	TW
Entity Address, Postal Zip Code	350
City Area Code	886
Local Phone Number	37-586788
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001333822
Title of 12(b) Security	Common Stock, par value $0.0000056
Trading Symbol	LEDS
Security Exchange Name	NASDAQ